Income Tax - Reconciliation of income tax rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the income tax benefit
Statutory tax rate	34.00%	34.00%	34.00%
State tax, net of federal benefit	4.08%	2.63%	4.33%
Research and development credit	1.87%	1.34%	0.85%
Orphan drug credit	2.29%	2.15%	1.91%
Non deductible deferred issuance costs		(2.40%)
Tax law change	(27.98%)
Stock compensation	(1.88%)
Investor instrument revaluation			(2.82%)
Non deductible warrant expense	(1.84%)
Other	(0.07%)	(1.32%)	(2.23%)
Change in valuation allowance	(10.47%)	(36.40%)	(36.04%)